Investments - Table (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investments
Long-term investments	$ 33,555,556	¥ 218,950,000	¥ 228,950,000
Total investments	33,555,556	218,950,000	228,950,000
Equity securities
Investments
Long-term investments	$ 33,555,556	¥ 218,950,000	¥ 228,950,000